BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
1
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 92.2%
Basic Materials - 6.1%
500 Albemarle Corp. $ 73,760
3,400 Nutrien, Ltd. 163,744
500 Packaging Corp. of America 68,955
306,459
Capital Goods / Industrials - 1.6%
350 Cummins, Inc. 79,485
Communication Services - 11.1%
2,800 Comcast Corp., Class A 146,720
2,600 Discovery, Inc., Class C
(a)
68,094
900 The Walt Disney Co.
(a)
163,062
3,100 Verizon Communications, Inc. 182,125
560,001
Consumer Discretionary - 6.5%
850 Aptiv PLC 110,747
1,000 Genuine Parts Co. 100,430
2,900 Kontoor Brands, Inc. 117,624
328,801
Consumer Staples - 3.6%
1,800 Mondelez International, Inc., Class A 105,246
500 PepsiCo., Inc. 74,150
179,396
Energy - 5.0%
4,000 Devon Energy Corp. 63,240
5,100 Kinder Morgan, Inc.
(a)
69,717
2,100 Schlumberger NV 45,843
100 Texas Pacific Land Trust 72,700
251,500
Financials - 20.9%
3,300 Air Lease Corp. 146,586
1,400 American Express Co. 169,274
3,100 American International Group, Inc. 117,366
2,100 Bank of America Corp. 63,651
500 Berkshire Hathaway, Inc., Class B
(a)
115,935
1,300 BOK Financial Corp. 89,024
4,083 Brookfield Asset Management, Inc.,
Class A 168,505
300 Chubb, Ltd. 46,176
500 CME Group, Inc. 91,025
800 First American Financial Corp. 41,304
1,048,846
Health Care - 16.1%
400 Amgen, Inc. 91,968
700 AstraZeneca PLC, ADR 34,993
750 Becton Dickinson and Co. 187,665
1,700 Cardinal Health, Inc. 91,052
600 Gilead Sciences, Inc. 34,956
1,628 Koninklijke Philips NV, ADR
(a)
88,189
450 Laboratory Corp. of America Holdings
(a)
91,597
800 Medtronic PLC 93,712
200 Regeneron Pharmaceuticals, Inc.
(a)
96,622
810,754
Real Estate - 1.8%
2,420 VEREIT, Inc. REIT 91,452
Technology - 11.2%
300 Arista Networks, Inc.
(a)
87,171
2,600 Cisco Systems, Inc. 116,350
2,700 Corning, Inc. 97,200
1,100 NetApp, Inc. 72,864
750 NXP Semiconductors NV 119,257
600 TE Connectivity, Ltd. 72,642
565,484
Shares Security Description Value
Transportation - 8.3%
3,300 AP Moller - Maersk A/S, ADR $ 36,663
17,900 Atlas Corp. 194,036
500 Union Pacific Corp. 104,110
500 United Parcel Service, Inc., Class B 84,200
419,009
Total Common Stock (Cost $3,589,690) 4,641,187
Shares Security Description Value
Money Market Fund - 7.4%
375,356 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.03%
(b)
(Cost $375,356) 375,356
Investments, at value - 99.6% (Cost $3,965,046) $ 5,016,543
Other Assets & Liabilities, Net - 0.4% 18,291
Net Assets - 100.0% $ 5,034,834
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,641,187
Level 2 - Other Significant Observable Inputs 375,356
Level 3 - Significant Unobservable Inputs –
Total $ 5,016,543